Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-11
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Registrant Name	AmREIT, Inc.
Entity Central Index Key	0001397807
Entity Filer Category	Smaller Reporting Company